Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Jun. 30, 2025
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares)	225,000,000	225,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.004	$ 0.004
Ordinary shares, shares issued (in Shares)	3,612,692	506,600
Ordinary shares, shares outstanding (in Shares)	3,612,692	506,600
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares)	25,000,000	25,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.004	$ 0.004
Ordinary shares, shares issued (in Shares)	88,899	88,899
Ordinary shares, shares outstanding (in Shares)	88,899	88,899